Summary of Significant Accounting Policies - Impairment of long-lived assets other than goodwill and Advertising expenditures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies
Impairment of any long-lived assets	¥ 0		¥ 0	¥ 0
Advertising expenditures recognized in sales and marketing expenses	¥ 41,456,838	$ 6,505,483	¥ 39,297,890	¥ 25,867,772